Income Taxes (Income (Loss) before Income Taxes Expense (Benefit) by Jurisdiction) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Income (Loss) before Income Taxes, Domestic	¥ 443,304	¥ 870,192	¥ (1,776,405)
Income (Loss) before Income Taxes, Foreign	393,934	411,924	12,178
Income (loss) before income tax expense (benefit)	¥ 837,238	¥ 1,282,116	¥ (1,764,227)